LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–94.60%
Australia–0.03%
†MMG Ltd.	105,600	$91,597
		91,597
Brazil–3.14%
Ambev SA	127,900	290,056
B3 SA - Brasil Bolsa Balcao	137,800	345,649
Banco Bradesco SA	37,084	106,049
Banco BTG Pactual SA	30,972	281,132
Banco do Brasil SA	48,600	200,892
BB Seguridade Participacoes SA	19,100	119,289
Caixa Seguridade Participacoes SA	15,700	44,455
Centrais Eletricas Brasileiras SA	31,685	312,668
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	13,100	325,294
CPFL Energia SA	5,300	39,086
Embraer SA	19,100	286,881
Energisa SA	7,066	67,590
†Eneva SA	21,700	67,723
Engie Brasil Energia SA	5,325	40,711
Equatorial Energia SA	32,078	222,402
†JBS NV Class A	9,900	147,807
Klabin SA	19,370	65,364
Localiza Rent a Car SA	24,493	181,549
MBRF Global Foods Co. SA	12,270	44,725
Motiva Infraestrutura de Mobilidade SA	28,700	80,132
†NU Holdings Ltd. Class A	91,500	1,464,915
Petroleo Brasileiro SA - Petrobras	99,600	629,910
Porto Seguro SA	5,500	51,360
†PRIO SA	24,100	172,478
Raia Drogasil SA	33,556	115,757
Rede D'Or Sao Luiz SA	21,400	169,600
Rumo SA	34,818	103,952
Suzano SA	18,630	174,565
Telefonica Brasil SA	22,400	143,139
TIM SA	22,800	100,586
TOTVS SA	14,214	121,916
Ultrapar Participacoes SA	19,500	80,532
Vale SA	98,192	1,062,313
Vibra Energia SA	28,300	131,018
WEG SA	45,600	312,639
XP, Inc. Class A	9,200	172,868
		8,277,002
Chile–0.38%
Banco de Chile	1,229,428	186,685
Banco de Credito e Inversiones SA	2,535	112,060
Banco Santander Chile	1,762,768	116,756
Cencosud SA	34,013	96,757
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Chile (continued)
Empresas CMPC SA	29,372	$43,305
Empresas COPEC SA	11,014	80,649
Enel Americas SA	570,942	57,603
Enel Chile SA	642,785	49,742
Falabella SA	17,079	101,256
Latam Airlines Group SA	6,895,306	156,707
		1,001,520
China–26.00%
360 Security Technology, Inc. Class A	4,500	7,150
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	2,800	8,539
3SBio, Inc.	48,500	186,971
AAC Technologies Holdings, Inc.	20,500	120,493
Advanced Micro-Fabrication Equipment, Inc. China Class A	208	8,736
AECC Aviation Power Co. Ltd. Class A	401	2,376
Agricultural Bank of China Ltd. Class A	43,200	40,478
Agricultural Bank of China Ltd. Class H	734,000	495,184
Aier Eye Hospital Group Co. Ltd. Class A	4,058	7,035
†Air China Ltd. Class A	1,200	1,333
†Akeso, Inc.	17,000	308,457
Alibaba Group Holding Ltd.	463,500	10,542,281
Aluminum Corp. of China Ltd. Class A	7,900	9,145
Aluminum Corp. of China Ltd. Class H	102,000	105,776
†Amlogic Shanghai Co. Ltd. Class A	71	1,109
Anhui Conch Cement Co. Ltd. Class A	800	2,610
Anhui Conch Cement Co. Ltd. Class H	32,500	98,144
Anhui Gujing Distillery Co. Ltd. Class A	200	4,512
Anhui Gujing Distillery Co. Ltd. Class B	3,300	45,798
†Anhui Jianghuai Automobile Group Corp. Ltd. Class A	1,800	13,629
Anker Innovations Technology Co. Ltd. Class A	390	6,669
ANTA Sports Products Ltd.	33,800	406,106
Autohome, Inc. ADR	1,600	45,680
LVIP SSGA Emerging Markets Equity Index Fund–1

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Avary Holding Shenzhen Co. Ltd. Class A	900	$7,089
AviChina Industry & Technology Co. Ltd. Class H	62,000	34,737
†BAIC BluePark New Energy Technology Co. Ltd. Class A	4,400	4,994
†Baidu, Inc. Class A	59,850	1,024,424
Bank of Beijing Co. Ltd. Class A	13,700	10,604
Bank of Changsha Co. Ltd. Class A	4,200	5,210
Bank of Chengdu Co. Ltd. Class A	900	2,181
Bank of China Ltd. Class A	20,500	14,918
Bank of China Ltd. Class H	1,909,000	1,045,026
Bank of Communications Co. Ltd. Class A	24,420	23,053
Bank of Hangzhou Co. Ltd. Class A	4,400	9,439
Bank of Jiangsu Co. Ltd. Class A	10,500	14,795
Bank of Nanjing Co. Ltd. Class A	3,600	5,528
Bank of Ningbo Co. Ltd. Class A	3,170	11,770
Bank of Shanghai Co. Ltd. Class A	6,540	8,232
Bank of Suzhou Co. Ltd. Class A	5,000	5,732
Baoshan Iron & Steel Co. Ltd. Class A	11,000	10,925
Beijing Enterprises Water Group Ltd.	100,000	30,712
Beijing Kingsoft Office Software, Inc. Class A	143	6,358
Beijing New Building Materials PLC Class A	2,500	8,309
Beijing Roborock Technology Co. Ltd. Class A	215	6,336
†Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	108	858
Beijing Yanjing Brewery Co. Ltd. Class A	3,000	5,112
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	30,400	21,908
Bethel Automotive Safety Systems Co. Ltd. Class A	840	6,359
†Bilibili, Inc. Class Z	6,200	178,942
BOC International China Co. Ltd. Class A	200	403
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
BOE Technology Group Co. Ltd. Class A	20,300	$11,863
BYD Co. Ltd. Class A	3,000	46,025
BYD Co. Ltd. Class H	99,000	1,401,937
BYD Electronic International Co. Ltd.	20,500	108,902
†Cambricon Technologies Corp. Ltd. Class A	259	48,209
CGN Power Co. Ltd. Class A	1,300	661
CGN Power Co. Ltd. Class H	279,000	103,613
Changchun High-Tech Industry Group Co. Ltd. Class A	200	3,652
Changjiang Securities Co. Ltd. Class A	6,900	8,045
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	400	7,579
Chaozhou Three-Circle Group Co. Ltd. Class A	600	3,905
China CITIC Bank Corp. Ltd. Class H	230,000	197,727
†China CITIC Financial Asset Management Co. Ltd. Class H	359,000	47,978
China Coal Energy Co. Ltd. Class H	48,000	57,302
China Communications Services Corp. Ltd. Class H	62,000	36,649
China Construction Bank Corp. Class A	6,900	8,346
China Construction Bank Corp. Class H	2,597,000	2,496,233
China CSSC Holdings Ltd. Class A	2,800	13,610
†China Eastern Airlines Corp. Ltd. Class A	500	291
China Energy Engineering Corp. Ltd. Class A	23,600	7,990
China Everbright Bank Co. Ltd. Class A	23,400	11,045
China Everbright Bank Co. Ltd. Class H	79,000	32,891
China Feihe Ltd.	91,000	46,775
China Galaxy Securities Co. Ltd. Class A	1,400	3,495
China Galaxy Securities Co. Ltd. Class H	96,500	146,822
China Great Wall Securities Co. Ltd. Class A	5,800	9,460
†China Greatwall Technology Group Co. Ltd. Class A	4,000	9,519
LVIP SSGA Emerging Markets Equity Index Fund–2

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
China Hongqiao Group Ltd.	76,000	$258,023
China International Capital Corp. Ltd. Class A	400	2,073
China International Capital Corp. Ltd. Class H	41,200	113,298
China Life Insurance Co. Ltd. Class A	800	4,455
China Life Insurance Co. Ltd. Class H	201,000	570,821
†China Literature Ltd.	10,000	50,733
China Longyuan Power Group Corp. Ltd. Class H	67,000	71,546
China Mengniu Dairy Co. Ltd.	84,000	161,913
China Merchants Bank Co. Ltd. Class A	12,400	70,392
China Merchants Bank Co. Ltd. Class H	102,500	615,900
China Merchants Energy Shipping Co. Ltd. Class A	900	1,123
China Merchants Securities Co. Ltd. Class A	2,400	5,769
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	5,200	7,429
China Minsheng Banking Corp. Ltd. Class A	14,400	8,051
China National Nuclear Power Co. Ltd. Class A	14,000	17,130
†China National Software & Service Co. Ltd. Class A	1,080	7,548
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	2,900	19,677
China Oilfield Services Ltd. Class H	44,000	37,769
China Overseas Land & Investment Ltd.	101,000	186,375
China Pacific Insurance Group Co. Ltd. Class A	3,600	17,761
China Pacific Insurance Group Co. Ltd. Class H	71,600	285,040
China Petroleum & Chemical Corp. Class A	18,700	13,897
China Petroleum & Chemical Corp. Class H	612,000	318,506
China Power International Development Ltd.	79,000	32,790
China Railway Group Ltd. Class A	7,600	5,883
China Railway Signal & Communication Corp. Ltd. Class A	10,010	7,565
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
†China Rare Earth Resources & Technology Co. Ltd. Class A	2,200	$15,994
China Resources Beer Holdings Co. Ltd.	43,000	151,623
China Resources Land Ltd.	87,500	341,592
China Resources Microelectronics Ltd. Class A	1,156	9,021
China Resources Mixc Lifestyle Services Ltd.	19,000	100,934
China Resources Pharmaceutical Group Ltd.	52,000	32,141
China Resources Power Holdings Co. Ltd.	56,000	128,379
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	364	1,436
†China Ruyi Holdings Ltd.	240,000	91,597
China Shenhua Energy Co. Ltd. Class A	3,900	21,093
China Shenhua Energy Co. Ltd. Class H	89,500	427,836
†China Southern Airlines Co. Ltd. Class A	7,800	6,629
China State Construction Engineering Corp. Ltd. Class A	21,500	16,461
China Taiping Insurance Holdings Co. Ltd.	39,000	76,277
China Three Gorges Renewables Group Co. Ltd. Class A	4,500	2,687
China Tourism Group Duty Free Corp. Ltd. Class A	500	5,027
China Tower Corp. Ltd. Class H	119,400	176,140
China United Network Communications Ltd. Class A	19,200	14,835
†China Vanke Co. Ltd. Class A	7,300	7,066
†China Vanke Co. Ltd. Class H	62,000	44,377
China Yangtze Power Co. Ltd. Class A	12,484	47,790
China Zheshang Bank Co. Ltd. Class A	680	285
Chongqing Changan Automobile Co. Ltd. Class A	3,400	5,841
Chongqing Rural Commercial Bank Co. Ltd. Class A	1,500	1,389
LVIP SSGA Emerging Markets Equity Index Fund–3

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Chongqing Rural Commercial Bank Co. Ltd. Class H	64,000	$49,427
Chongqing Zhifei Biological Products Co. Ltd. Class A	500	1,458
CITIC Ltd.	109,000	159,957
CITIC Securities Co. Ltd. Class A	6,485	27,239
CITIC Securities Co. Ltd. Class H	40,775	161,382
CMOC Group Ltd. Class A	4,800	10,587
CMOC Group Ltd. Class H	105,000	211,701
CNGR Advanced Material Co. Ltd. Class A	1,260	8,833
CNPC Capital Co. Ltd. Class A	11,600	17,110
Contemporary Amperex Technology Co. Ltd. Class A	2,540	143,441
Contemporary Amperex Technology Co. Ltd. Class H	1,600	117,503
COSCO SHIPPING Holdings Co. Ltd. Class A	6,190	12,470
COSCO SHIPPING Holdings Co. Ltd. Class H	71,150	110,721
CRRC Corp. Ltd. Class A	17,800	18,679
CRRC Corp. Ltd. Class H	104,000	80,186
CSC Financial Co. Ltd. Class A	3,500	13,187
CSPC Pharmaceutical Group Ltd.	218,240	262,776
Daqin Railway Co. Ltd. Class A	9,400	7,778
Dong-E-E-Jiao Co. Ltd. Class A	900	5,993
Dongfang Electric Corp. Ltd. Class A	3,900	10,568
Dongxing Securities Co. Ltd. Class A	3,973	6,469
East Money Information Co. Ltd. Class A	8,044	30,646
Eastroc Beverage Group Co. Ltd. Class A	260	11,096
ENN Energy Holdings Ltd.	21,300	176,133
Eoptolink Technology, Inc. Ltd. Class A	420	21,581
Eve Energy Co. Ltd. Class A	1,655	21,157
Everbright Securities Co. Ltd. Class A	1,400	3,701
Far East Horizon Ltd.	55,000	48,555
Flat Glass Group Co. Ltd. Class A	1,400	3,393
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Focus Media Information Technology Co. Ltd. Class A	5,900	$6,680
Foshan Haitian Flavouring & Food Co. Ltd. Class A	2,692	14,734
Fosun International Ltd.	64,000	45,315
Founder Securities Co. Ltd. Class A	5,000	5,718
Foxconn Industrial Internet Co. Ltd. Class A	5,552	51,484
Fuyao Glass Industry Group Co. Ltd. Class A	900	9,281
Fuyao Glass Industry Group Co. Ltd. Class H	16,400	165,013
Ganfeng Lithium Group Co. Ltd. Class A	300	2,566
†GCL Technology Holdings Ltd.	620,000	104,370
GD Power Development Co. Ltd. Class A	5,000	3,498
†GDS Holdings Ltd. Class A	28,200	145,241
GEM Co. Ltd. Class A	6,500	7,688
†Genscript Biotech Corp.	34,000	73,051
GF Securities Co. Ltd. Class A	5,500	17,214
Giant Biogene Holding Co. Ltd.	10,000	72,604
GigaDevice Semiconductor, Inc. Class A	352	10,547
GoerTek, Inc. Class A	2,200	11,590
Goldwind Science & Technology Co. Ltd. Class A	4,200	8,833
Goneo Group Co. Ltd. Class A	812	5,094
Great Wall Motor Co. Ltd. Class A	500	1,728
Great Wall Motor Co. Ltd. Class H	60,500	130,610
Gree Electric Appliances, Inc. of Zhuhai Class A	2,300	12,834
GRG Banking Equipment Co. Ltd. Class A	3,000	5,850
Guangdong Haid Group Co. Ltd. Class A	700	6,271
Guangzhou Automobile Group Co. Ltd. Class A	5,000	5,352
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	2,000	7,179
Guangzhou Haige Communications Group, Inc. Co. Class A	100	184
Guangzhou Tinci Materials Technology Co. Ltd. Class A	2,760	14,799
LVIP SSGA Emerging Markets Equity Index Fund–4

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Guosen Securities Co. Ltd. Class A	7,500	$14,255
Guotai Haitong Securities Co. Ltd. Class A	8,180	21,684
Guotai Haitong Securities Co. Ltd. Class H	45,112	93,100
Guoyuan Securities Co. Ltd. Class A	5,440	6,977
H World Group Ltd. ADR	5,200	203,372
Haidilao International Holding Ltd.	47,000	81,052
Haier Smart Home Co. Ltd. Class A	3,100	11,031
Haier Smart Home Co. Ltd. Class H	66,200	215,564
†Hainan Airlines Holding Co. Ltd. Class A	41,100	9,353
Hainan Airport Infrastructure Co. Ltd. Class A	5,400	3,156
Haitian International Holdings Ltd.	14,000	38,571
Hangzhou First Applied Material Co. Ltd. Class A	2,835	6,253
Hangzhou Silan Microelectronics Co. Ltd. Class A	100	442
Hangzhou Tigermed Consulting Co. Ltd. Class A	800	6,518
Hansoh Pharmaceutical Group Co. Ltd.	32,000	148,282
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	2,800	7,871
Henan Shuanghui Investment & Development Co. Ltd. Class A	3,100	10,774
Hengan International Group Co. Ltd.	15,500	50,591
Hengli Petrochemical Co. Ltd. Class A	5,500	13,243
Hengtong Optic-electric Co. Ltd. Class A	100	323
Hisense Home Appliances Group Co. Ltd. Class H	76	237
Hithink RoyalFlush Information Network Co. Ltd. Class A	200	10,445
†Horizon Robotics	111,000	136,647
†Hua Hong Semiconductor Ltd. Class H	20,000	205,604
Huadong Medicine Co. Ltd. Class A	300	1,751
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Huafon Chemical Co. Ltd. Class A	6,700	$8,584
Huaibei Mining Holdings Co. Ltd. Class A	2,800	4,850
Hualan Biological Engineering, Inc. Class A	2,120	4,741
Huaneng Power International, Inc. Class A	100	99
Huaneng Power International, Inc. Class H	114,000	79,399
Huatai Securities Co. Ltd. Class A	2,900	8,869
Huatai Securities Co. Ltd. Class H	32,400	85,684
Huaxia Bank Co. Ltd. Class A	10,200	9,428
Huayu Automotive Systems Co. Ltd. Class A	600	1,728
Huizhou Desay Sv Automotive Co. Ltd. Class A	200	4,249
Humanwell Healthcare Group Co. Ltd. Class A	2,000	5,923
Hunan Valin Steel Co. Ltd. Class A	9,400	8,570
Hwatsing Technology Co. Ltd. Class A	439	10,188
Hygon Information Technology Co. Ltd. Class A	1,183	41,979
IEIT Systems Co. Ltd. Class A	760	7,945
Iflytek Co. Ltd. Class A	2,200	17,323
Imeik Technology Development Co. Ltd. Class A	160	4,081
Industrial & Commercial Bank of China Ltd. Class A	31,600	32,406
Industrial & Commercial Bank of China Ltd. Class H	1,750,000	1,290,808
Industrial Bank Co. Ltd. Class A	10,896	30,384
Industrial Securities Co. Ltd. Class A	142	130
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	37,400	12,504
Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	100	317
LVIP SSGA Emerging Markets Equity Index Fund–5

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	10,700	$7,861
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	3,300	12,647
Inner Mongolia Yitai Coal Co. Ltd. Class B	26,200	50,199
†Innovent Biologics, Inc.	39,000	483,118
Isoftstone Information Technology Group Co. Ltd. Class A	400	3,099
†J&T Global Express Ltd.	62,200	78,170
†JA Solar Technology Co. Ltd. Class A	4,692	8,661
JCET Group Co. Ltd. Class A	1,900	11,768
†JD Health International, Inc.	30,400	259,781
†JD Logistics, Inc.	56,300	94,774
JD.com, Inc. Class A	65,821	1,171,456
†Jiangsu Eastern Shenghong Co. Ltd. Class A	1,100	1,470
Jiangsu Expressway Co. Ltd. Class H	32,000	37,091
Jiangsu Hengli Hydraulic Co. Ltd. Class A	832	11,194
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	2,822	28,365
Jiangsu King's Luck Brewery JSC Ltd. Class A	200	1,104
Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	3,300	4,877
Jiangsu Yanghe Distillery Co. Ltd. Class A	1,500	14,316
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	900	4,932
Jiangxi Copper Co. Ltd. Class H	28,000	109,741
Jinduicheng Molybdenum Co. Ltd. Class A	2,500	5,426
†Kanzhun Ltd. ADR	9,900	231,264
KE Holdings, Inc. Class A	55,200	373,464
†Kingdee International Software Group Co. Ltd.	80,000	180,109
Kingsoft Corp. Ltd.	26,600	118,337
Kuaishou Technology	72,000	782,734
Kuang-Chi Technologies Co. Ltd. Class A	2,200	15,515
Kunlun Energy Co. Ltd.	102,000	91,226
†Kunlun Tech Co. Ltd. Class A	1,600	10,921
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Kweichow Moutai Co. Ltd. Class A	600	$121,711
Laopu Gold Co. Ltd. Class H	700	64,046
LB Group Co. Ltd. Class A	3,100	8,475
Lenovo Group Ltd.	184,000	273,093
Lens Technology Co. Ltd. Class A	4,200	19,754
†Li Auto, Inc. Class A	34,000	443,025
Li Ning Co. Ltd.	62,000	140,541
Lingyi iTech Guangdong Co. Class A	1,600	3,666
Longfor Group Holdings Ltd.	57,858	88,327
†LONGi Green Energy Technology Co. Ltd. Class A	2,072	5,239
Luxshare Precision Industry Co. Ltd. Class A	5,087	46,229
Luzhou Laojiao Co. Ltd. Class A	800	14,826
Maxscend Microelectronics Co. Ltd. Class A	752	8,781
Meihua Holdings Group Co. Ltd. Class A	4,200	6,260
Meitu, Inc.	92,500	110,188
†Meituan Class B	134,340	1,803,986
Metallurgical Corp. of China Ltd. Class A	1,800	974
Midea Group Co. Ltd. Class A	2,200	22,456
Midea Group Co. Ltd. Class H	9,100	96,181
MINISO Group Holding Ltd. ADR	2,865	64,462
Montage Technology Co. Ltd. Class A	634	13,787
Muyuan Foods Co. Ltd. Class A	3,050	22,709
NARI Technology Co. Ltd. Class A	5,183	16,717
NAURA Technology Group Co. Ltd. Class A	405	25,737
NetEase, Inc.	46,800	1,424,095
New China Life Insurance Co. Ltd. Class A	600	5,155
New China Life Insurance Co. Ltd. Class H	25,700	152,444
New Hope Liuhe Co. Ltd. Class A	5,500	7,572
†New Oriental Education & Technology Group, Inc.	32,300	175,406
†Ninestar Corp. Class A	1,900	6,264
Ningbo Deye Technology Co. Ltd. Class A	151	1,718
LVIP SSGA Emerging Markets Equity Index Fund–6

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Ningbo Orient Wires & Cables Co. Ltd. Class A	100	$992
Ningbo Tuopu Group Co. Ltd. Class A	1,165	13,255
Ningxia Baofeng Energy Group Co. Ltd. Class A	4,800	12,003
†NIO, Inc. Class A	41,480	305,958
Nongfu Spring Co. Ltd. Class H	52,800	365,708
OmniVision Integrated Circuits Group, Inc. Class A	465	9,875
Oppein Home Group, Inc. Class A	600	4,493
Orient Securities Co. Ltd. Class A	5,416	8,704
People's Insurance Co. Group of China Ltd. Class A	6,600	7,223
People's Insurance Co. Group of China Ltd. Class H	235,000	205,649
PetroChina Co. Ltd. Class A	11,500	13,021
PetroChina Co. Ltd. Class H	564,000	513,126
Pharmaron Beijing Co. Ltd. Class A	1,600	8,035
PICC Property & Casualty Co. Ltd. Class H	184,000	415,197
Ping An Bank Co. Ltd. Class A	10,892	17,351
Ping An Insurance Group Co. of China Ltd. Class A	5,100	39,483
Ping An Insurance Group Co. of China Ltd. Class H	181,000	1,233,887
Piotech, Inc. Class A	191	6,981
Poly Developments & Holdings Group Co. Ltd. Class A	9,800	10,821
Pop Mart International Group Ltd.	14,600	500,553
Postal Savings Bank of China Co. Ltd. Class A	12,400	10,016
Power Construction Corp. of China Ltd. Class A	13,500	10,582
Qfin Holdings, Inc. ADR	2,700	77,706
†Qinghai Salt Lake Industry Co. Ltd. Class A	4,500	13,181
Rockchip Electronics Co. Ltd. Class A	300	9,506
Rongsheng Petrochemical Co. Ltd. Class A	9,550	12,946
SAIC Motor Corp. Ltd. Class A	4,000	9,620
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Sailun Group Co. Ltd. Class A	4,100	$8,282
Sanan Optoelectronics Co. Ltd. Class A	100	219
Sany Heavy Industry Co. Ltd. Class A	3,600	11,753
Satellite Chemical Co. Ltd. Class A	978	2,657
SDIC Capital Co. Ltd. Class A	200	222
SDIC Power Holdings Co. Ltd. Class A	6,200	11,375
Seres Group Co. Ltd. Class A	1,000	24,102
SF Holding Co. Ltd. Class A	2,900	16,430
SG Micro Corp. Class A	483	5,651
Shaanxi Coal Industry Co. Ltd. Class A	5,000	14,048
Shandong Gold Mining Co. Ltd. Class A	1,580	8,730
Shandong Gold Mining Co. Ltd. Class H	22,500	106,805
Shandong Nanshan Aluminum Co. Ltd. Class A	11,200	6,231
Shandong Sun Paper Industry JSC Ltd. Class A	3,700	7,428
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	71,200	53,158
Shanghai Baosight Software Co. Ltd. Class A	113	369
Shanghai Baosight Software Co. Ltd. Class B	19,470	21,923
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	401	8,663
†Shanghai Electric Group Co. Ltd. Class A	11,200	14,853
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	2,500	10,480
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	600	1,513
Shanghai Pudong Development Bank Co. Ltd. Class A	13,400	22,401
Shanghai Putailai New Energy Technology Co. Ltd. Class A	192	834
Shanghai RAAS Blood Products Co. Ltd. Class A	100	94
Shanghai Rural Commercial Bank Co. Ltd. Class A	7,000	8,044
LVIP SSGA Emerging Markets Equity Index Fund–7

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Shanghai United Imaging Healthcare Co. Ltd. Class A	364	$7,757
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	2,000	15,439
Shanjin International Gold Co. Ltd. Class A	380	1,219
Shanxi Coking Coal Energy Group Co. Ltd. Class A	8,970	8,758
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	680	18,533
Shengyi Technology Co. Ltd. Class A	1,000	7,589
Shennan Circuits Co. Ltd. Class A	286	8,704
Shenwan Hongyuan Group Co. Ltd. Class A	18,500	13,852
Shenzhen Inovance Technology Co. Ltd. Class A	650	7,654
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	500	17,257
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	1,000	9,595
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	1,400	11,869
Shenzhen Transsion Holdings Co. Ltd. Class A	899	11,897
Shenzhou International Group Holdings Ltd.	22,000	174,288
Sichuan Chuantou Energy Co. Ltd. Class A	1,700	3,410
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	1,900	9,804
†Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. Class H	1,300	85,865
Sichuan Road & Bridge Group Co. Ltd. Class A	140	159
Silergy Corp.	9,000	76,186
Sinotruk Hong Kong Ltd.	16,500	48,682
Smoore International Holdings Ltd.	51,000	115,540
SooChow Securities Co. Ltd. Class A	4,780	6,581
Southwest Securities Co. Ltd. Class A	8,100	5,405
Spring Airlines Co. Ltd. Class A	1,100	8,264
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Sungrow Power Supply Co. Ltd. Class A	1,080	$24,575
Sunny Optical Technology Group Co. Ltd.	19,200	223,163
Sunwoda Electronic Co. Ltd. Class A	200	949
SUPCON Technology Co. Ltd. Class A	1,090	8,434
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	1,300	13,058
Suzhou TFC Optical Communication Co. Ltd. Class A	196	4,620
†TAL Education Group ADR	11,200	125,440
TBEA Co. Ltd. Class A	760	1,900
TCL Technology Group Corp. Class A	9,580	5,800
†TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	7,525	9,567
Tencent Holdings Ltd.	173,100	14,747,628
Tencent Music Entertainment Group ADR	15,400	359,436
†Tianqi Lithium Corp. Class A	100	668
=Tianshui Huatian Technology Co. Ltd. Class A	1,900	3,144
Tingyi Cayman Islands Holding Corp.	54,000	72,306
Tongcheng Travel Holdings Ltd.	34,800	102,853
TongFu Microelectronics Co. Ltd. Class A	1,032	5,824
Tongling Nonferrous Metals Group Co. Ltd. Class A	16,600	12,499
†Tongwei Co. Ltd. Class A	3,600	11,273
TravelSky Technology Ltd. Class H	24,000	32,753
†Trina Solar Co. Ltd. Class A	3,105	7,577
Trip.com Group Ltd.	16,750	1,282,840
Tsingtao Brewery Co. Ltd. Class H	16,000	108,970
Unigroup Guoxin Microelectronics Co. Ltd. Class A	919	11,659
Unisplendour Corp. Ltd. Class A	1,180	5,003
Vipshop Holdings Ltd. ADR	8,600	168,904
Wanhua Chemical Group Co. Ltd. Class A	1,720	16,087
Want Want China Holdings Ltd.	115,000	78,174
LVIP SSGA Emerging Markets Equity Index Fund–8

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Weichai Power Co. Ltd. Class A	3,700	$7,287
Weichai Power Co. Ltd. Class H	51,000	91,423
Wens Foodstuff Group Co. Ltd. Class A	1,120	2,928
Western Securities Co. Ltd. Class A	6,100	7,352
Western Superconducting Technologies Co. Ltd. Class A	795	7,269
†Wingtech Technology Co. Ltd. Class A	1,700	11,100
†Wuhan Guide Infrared Co. Ltd. Class A	221	383
Wuliangye Yibin Co. Ltd. Class A	1,200	20,479
WUS Printed Circuit Kunshan Co. Ltd. Class A	910	9,392
WuXi AppTec Co. Ltd. Class A	1,032	16,242
WuXi AppTec Co. Ltd. Class H	9,056	138,133
†Wuxi Biologics Cayman, Inc.	92,500	487,108
†WuXi XDC Cayman, Inc.	8,000	80,494
XCMG Construction Machinery Co. Ltd. Class A	11,000	17,771
Xiamen C & D, Inc. Class A	3,200	4,612
Xiamen Tungsten Co. Ltd. Class A	1,800	7,485
†Xiaomi Corp. Class B	462,800	3,211,432
†Xinjiang Daqo New Energy Co. Ltd. Class A	2,066	8,338
Xinyi Solar Holdings Ltd.	112,546	49,751
†XPeng, Inc. Class A	33,800	404,586
Yadea Group Holdings Ltd.	32,449	57,835
Yankuang Energy Group Co. Ltd. Class A	2,265	4,235
Yankuang Energy Group Co. Ltd. Class H	86,800	113,548
Yifeng Pharmacy Chain Co. Ltd. Class A	1,623	5,620
Yihai Kerry Arawana Holdings Co. Ltd. Class A	992	4,397
†Yonyou Network Technology Co. Ltd. Class A	3,640	7,987
Youngor Fashion Co. Ltd. Class A	4,200	4,372
Yum China Holdings, Inc.	10,200	446,957
Yunnan Aluminium Co. Ltd. Class A	300	868
Yunnan Baiyao Group Co. Ltd. Class A	1,680	13,393
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Yunnan Yuntianhua Co. Ltd. Class A	2,100	$7,906
Zangge Mining Co. Ltd. Class A	100	819
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	200	5,529
Zhaojin Mining Industry Co. Ltd. Class H	45,500	182,773
Zhejiang China Commodities City Group Co. Ltd. Class A	2,600	6,775
Zhejiang Dahua Technology Co. Ltd. Class A	4,500	12,738
Zhejiang Expressway Co. Ltd. Class H	42,600	39,360
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	1,400	8,951
Zhejiang Juhua Co. Ltd. Class A	900	5,059
†Zhejiang Leapmotor Technology Co. Ltd. Class H	13,700	116,808
Zhejiang NHU Co. Ltd. Class A	964	3,227
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	600	4,082
Zhejiang Weiming Environment Protection Co. Ltd. Class A	2,200	6,095
Zhejiang Zheneng Electric Power Co. Ltd. Class A	10,400	7,232
Zheshang Securities Co. Ltd. Class A	3,900	6,317
Zhongji Innolight Co. Ltd. Class A	940	53,306
Zhongjin Gold Corp. Ltd. Class A	4,100	12,631
Zhongtai Securities Co. Ltd. Class A	100	98
Zhuzhou CRRC Times Electric Co. Ltd. Class A	1,228	9,079
Zhuzhou CRRC Times Electric Co. Ltd. Class H	10,700	58,849
Zijin Mining Group Co. Ltd. Class A	9,000	37,222
Zijin Mining Group Co. Ltd. Class H	152,000	636,756
ZTE Corp. Class A	3,400	21,799
ZTE Corp. Class H	19,800	90,324
ZTO Express Cayman, Inc.	11,450	217,025
		68,639,475
LVIP SSGA Emerging Markets Equity Index Fund–9

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Colombia–0.13%
Grupo Cibest SA	19,421	$269,354
Interconexion Electrica SA ESP	11,941	71,150
		340,504
Czech Republic–0.14%
CEZ AS	3,461	214,825
Komercni Banka AS	1,924	96,410
Moneta Money Bank AS	6,969	55,592
		366,827
Egypt–0.07%
Commercial International Bank - Egypt (CIB)	60,024	126,696
Eastern Co. SAE	31,282	27,850
Talaat Moustafa Group	15,530	18,461
		173,007
Greece–0.58%
Alpha Bank SA	59,921	254,246
Eurobank Ergasias Services & Holdings SA Class A	70,198	270,489
Hellenic Telecommunications Organization SA	4,420	83,652
Jumbo SA	3,005	103,089
National Bank of Greece SA	23,824	345,856
OPAP SA	5,295	123,524
Piraeus Financial Holdings SA	30,748	260,423
Public Power Corp. SA	4,659	76,688
		1,517,967
Hong Kong–0.85%
†Alibaba Health Information Technology Ltd.	144,000	123,239
Bank of Communications Co. Ltd. Class H	231,000	193,837
Beijing Enterprises Holdings Ltd.	11,500	49,151
BOC Aviation Ltd.	4,600	41,141
Bosideng International Holdings Ltd.	120,000	71,550
C&D International Investment Group Ltd.	21,099	48,505
China Gas Holdings Ltd.	69,798	68,345
China Merchants Port Holdings Co. Ltd.	33,740	63,171
China Minsheng Banking Corp. Ltd. Class H	178,500	94,274
China National Building Material Co. Ltd. Class H	97,696	69,299
China Railway Group Ltd. Class H	123,000	62,117
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
China Resources Gas Group Ltd.	25,400	$64,757
China State Construction International Holdings Ltd.	34,000	43,298
Chow Tai Fook Jewellery Group Ltd.	50,600	101,175
Geely Automobile Holdings Ltd.	161,000	404,468
Guangdong Investment Ltd.	76,000	69,047
†NetEase Cloud Music, Inc.	2,300	76,785
Orient Overseas International Ltd.	3,500	56,804
Postal Savings Bank of China Co. Ltd. Class H	234,000	164,180
Sino Biopharmaceutical Ltd.	282,000	294,975
Sinopharm Group Co. Ltd. Class H	34,000	80,129
		2,240,247
Hungary–0.27%
MOL Hungarian Oil & Gas PLC	11,454	93,030
OTP Bank Nyrt	5,997	517,948
Richter Gedeon Nyrt	3,718	113,157
		724,135
India–15.10%
ABB India Ltd.	1,349	78,752
Adani Enterprises Ltd.	4,320	121,924
Adani Ports & Special Economic Zone Ltd.	14,666	231,828
†Adani Power Ltd.	75,145	122,422
Alkem Laboratories Ltd.	1,104	67,454
Ambuja Cements Ltd.	16,052	103,041
APL Apollo Tubes Ltd.	4,639	88,095
Apollo Hospitals Enterprise Ltd.	2,686	224,134
Ashok Leyland Ltd.	77,046	123,801
Asian Paints Ltd.	8,970	237,412
Astral Ltd.	3,401	52,339
AU Small Finance Bank Ltd.	10,305	84,888
Aurobindo Pharma Ltd.	7,320	89,360
†Avenue Supermarts Ltd.	4,399	221,732
Axis Bank Ltd.	62,398	795,254
Bajaj Auto Ltd.	1,800	175,938
Bajaj Finance Ltd.	75,835	853,166
Bajaj Finserv Ltd.	10,375	234,449
Bajaj Holdings & Investment Ltd.	700	96,554
Balkrishna Industries Ltd.	1,930	49,882
Bank of Baroda	27,652	80,519
LVIP SSGA Emerging Markets Equity Index Fund–10

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
Bharat Electronics Ltd.	96,369	$438,437
Bharat Forge Ltd.	7,375	100,705
Bharat Heavy Electricals Ltd.	27,301	73,319
Bharat Petroleum Corp. Ltd.	42,340	161,966
Bharti Airtel Ltd.	69,131	1,462,524
Bosch Ltd.	193	82,916
Britannia Industries Ltd.	2,904	195,947
BSE Ltd.	5,490	126,150
Canara Bank	56,530	78,764
CG Power & Industrial Solutions Ltd.	18,953	158,164
Cholamandalam Investment & Finance Co. Ltd.	11,282	204,677
Cipla Ltd.	15,323	259,437
Coal India Ltd.	50,333	221,057
Colgate-Palmolive India Ltd.	3,492	87,405
Container Corp. of India Ltd.	7,187	42,561
Coromandel International Ltd.	3,316	83,971
Cummins India Ltd.	3,603	159,335
Dabur India Ltd.	14,539	80,450
Divi's Laboratories Ltd.	3,224	206,591
Dixon Technologies India Ltd.	960	176,476
DLF Ltd.	20,181	162,059
Dr. Reddy's Laboratories Ltd.	15,794	217,675
Eicher Motors Ltd.	3,708	292,564
†Eternal Ltd.	65,451	239,944
†FSN E-Commerce Ventures Ltd.	28,302	74,073
GAIL India Ltd.	63,897	126,867
†GMR Airports Ltd.	68,514	67,288
Godrej Consumer Products Ltd.	10,707	140,716
†Godrej Properties Ltd.	4,261	94,483
Grasim Industries Ltd.	7,133	221,480
Havells India Ltd.	5,763	97,490
HCL Technologies Ltd.	25,768	401,980
HDFC Asset Management Co. Ltd.	2,526	157,397
HDFC Bank Ltd.	307,314	3,291,584
HDFC Life Insurance Co. Ltd.	26,264	223,760
Hero MotoCorp Ltd.	3,290	202,779
Hindalco Industries Ltd.	36,798	315,786
Hindustan Aeronautics Ltd.	5,199	277,930
Hindustan Petroleum Corp. Ltd.	26,084	130,260
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
Hindustan Unilever Ltd.	21,998	$622,959
Hitachi Energy India Ltd.	361	73,189
Hyundai Motor India Ltd.	4,259	123,968
ICICI Bank Ltd.	142,541	2,164,072
ICICI Lombard General Insurance Co. Ltd.	6,626	141,029
ICICI Prudential Life Insurance Co. Ltd.	9,545	63,985
IDFC First Bank Ltd.	92,307	72,535
Indian Hotels Co. Ltd.	23,083	187,261
Indian Oil Corp. Ltd.	76,393	128,878
Indian Railway Catering & Tourism Corp. Ltd.	5,637	44,467
†Indus Towers Ltd.	37,112	143,326
†IndusInd Bank Ltd.	15,764	130,593
Info Edge India Ltd.	10,058	148,318
Infosys Ltd.	89,629	1,455,444
InterGlobe Aviation Ltd.	5,110	321,977
ITC Ltd.	78,560	355,290
Jindal Stainless Ltd.	9,074	75,396
Jindal Steel Ltd.	9,550	114,416
Jio Financial Services Ltd.	77,581	256,190
JSW Energy Ltd.	11,601	69,360
JSW Steel Ltd.	16,559	213,112
Jubilant Foodworks Ltd.	10,302	71,636
Kalyan Jewellers India Ltd.	11,103	56,810
Kotak Mahindra Bank Ltd.	29,778	668,312
Larsen & Toubro Ltd.	18,324	755,135
Lodha Developers Ltd.	7,799	99,766
LTIMindtree Ltd.	1,972	114,548
Lupin Ltd.	6,394	137,640
Mahindra & Mahindra Ltd.	25,126	969,794
Mankind Pharma Ltd.	3,515	96,425
Marico Ltd.	13,967	109,705
Maruti Suzuki India Ltd.	3,410	615,606
Max Healthcare Institute Ltd.	21,137	265,365
Mphasis Ltd.	2,936	87,787
MRF Ltd.	60	98,540
Muthoot Finance Ltd.	3,340	115,752
Nestle India Ltd.	18,178	236,037
NHPC Ltd.	80,955	78,704
NMDC Ltd.	79,182	68,089
NTPC Ltd.	118,409	454,025
Oberoi Realty Ltd.	3,424	61,011
Oil & Natural Gas Corp. Ltd.	85,325	230,157
Oil India Ltd.	14,521	67,675
Oracle Financial Services Software Ltd.	545	51,579
Page Industries Ltd.	173	79,273
†PB Fintech Ltd.	9,145	175,301
Persistent Systems Ltd.	2,927	158,978
Petronet LNG Ltd.	20,174	63,347
LVIP SSGA Emerging Markets Equity Index Fund–11

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
Phoenix Mills Ltd.	5,576	$97,687
PI Industries Ltd.	1,919	75,938
Pidilite Industries Ltd.	7,930	131,112
Polycab India Ltd.	1,437	117,920
Power Finance Corp. Ltd.	39,980	184,728
Power Grid Corp. of India Ltd.	125,852	397,235
Prestige Estates Projects Ltd.	4,718	80,243
Punjab National Bank	63,894	81,195
Rail Vikas Nigam Ltd.	12,746	48,729
REC Ltd.	35,047	147,173
Reliance Industries Ltd.	164,610	2,528,789
Samvardhana Motherson International Ltd.	127,080	151,213
SBI Cards & Payment Services Ltd.	7,965	78,669
SBI Life Insurance Co. Ltd.	12,232	246,682
Shree Cement Ltd.	231	76,138
Shriram Finance Ltd.	38,441	266,740
Siemens Ltd.	2,401	84,619
Solar Industries India Ltd.	748	112,265
SRF Ltd.	3,658	116,329
State Bank of India	48,604	477,589
Sun Pharmaceutical Industries Ltd.	26,173	469,965
Sundaram Finance Ltd.	1,870	92,912
Supreme Industries Ltd.	1,726	82,027
†Suzlon Energy Ltd.	258,014	159,972
†Swiggy Ltd.	23,735	113,063
Tata Communications Ltd.	3,025	54,965
Tata Consultancy Services Ltd.	24,277	789,759
Tata Consumer Products Ltd.	15,957	202,956
Tata Elxsi Ltd.	976	57,457
Tata Motors Ltd.	55,093	422,061
Tata Power Co. Ltd.	42,980	188,134
Tata Steel Ltd.	204,391	388,507
Tech Mahindra Ltd.	14,648	231,016
Titan Co. Ltd.	9,674	366,852
Torrent Pharmaceuticals Ltd.	3,397	137,856
Torrent Power Ltd.	4,752	65,236
Trent Ltd.	4,937	260,087
Tube Investments of India Ltd.	2,742	95,633
TVS Motor Co. Ltd.	6,428	248,950
UltraTech Cement Ltd.	3,097	426,310
Union Bank of India Ltd.	44,932	70,094
United Spirits Ltd.	7,377	110,029
UPL Ltd.	14,009	103,471
Varun Beverages Ltd.	36,516	182,480
Vedanta Ltd.	36,833	193,232
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
†Vishal Mega Mart Ltd.	57,020	$95,694
†Vodafone Idea Ltd.	684,074	62,638
Voltas Ltd.	6,119	93,278
†WAAREE Energies Ltd.	2,342	87,794
Wipro Ltd.	70,464	189,967
†Yes Bank Ltd.	395,668	94,696
Zydus Lifesciences Ltd.	6,745	74,592
		39,875,349
Indonesia–1.12%
†Amman Mineral Internasional PT	391,400	169,689
Astra International Tbk. PT	537,600	186,297
Bank Central Asia Tbk. PT	1,489,600	681,560
Bank Mandiri Persero Tbk. PT	1,018,200	268,832
Bank Negara Indonesia Persero Tbk. PT	395,900	97,401
Bank Rakyat Indonesia Persero Tbk. PT	1,858,859	435,017
†Barito Pacific Tbk. PT	649,798	146,219
Chandra Asri Pacific Tbk. PT	239,000	110,788
Charoen Pokphand Indonesia Tbk. PT	179,900	50,305
†Dian Swastatika Sentosa Tbk. PT	27,100	172,698
†GoTo Gojek Tokopedia Tbk. PT	23,647,000	76,624
Indofood CBP Sukses Makmur Tbk. PT	62,400	35,478
Indofood Sukses Makmur Tbk. PT	127,700	55,363
Kalbe Farma Tbk. PT	526,000	35,666
Petrindo Jaya Kreasi Tbk. PT	609,800	59,278
Sumber Alfaria Trijaya Tbk. PT	514,500	59,585
Telkom Indonesia Persero Tbk. PT	1,346,100	247,169
United Tractors Tbk. PT	39,300	63,142
		2,951,111
Ireland–0.96%
†PDD Holdings, Inc. ADR	19,100	2,524,447
		2,524,447
Kuwait–0.72%
Boubyan Bank KSCP	38,696	89,552
Gulf Bank KSCP	54,086	61,964
Kuwait Finance House KSCP	295,527	769,047
Mabanee Co. KPSC	18,723	60,367
LVIP SSGA Emerging Markets Equity Index Fund–12

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Kuwait (continued)
Mobile Telecommunications Co. KSCP	47,710	$80,428
National Bank of Kuwait SAKP	222,646	773,249
†Warba Bank KSCP	61,871	57,517
		1,892,124
Luxembourg–0.06%
Reinet Investments SCA	3,578	104,626
†Zabka Group SA	7,783	50,214
		154,840
Malaysia–1.18%
AMMB Holdings Bhd.	69,100	92,768
Axiata Group Bhd.	72,461	46,144
CelcomDigi Bhd.	91,600	80,532
CIMB Group Holdings Bhd.	221,207	385,805
Gamuda Bhd.	125,222	164,543
Hong Leong Bank Bhd.	18,000	87,765
IHH Healthcare Bhd.	57,000	102,257
IOI Corp. Bhd.	65,200	61,195
Kuala Lumpur Kepong Bhd.	14,909	72,977
Malayan Banking Bhd.	165,170	388,936
Maxis Bhd.	59,500	51,180
MISC Bhd.	38,300	66,435
Mr. DIY Group M Bhd.	88,450	34,468
Nestle Malaysia Bhd.	1,900	43,440
Petronas Chemicals Group Bhd.	64,600	64,930
Petronas Dagangan Bhd.	7,800	42,517
Petronas Gas Bhd.	22,200	97,588
PPB Group Bhd.	554	1,343
Press Metal Aluminium Holdings Bhd.	96,600	135,656
Public Bank Bhd.	392,100	403,420
QL Resources Bhd.	40,100	41,353
RHB Bank Bhd.	51,288	80,433
SD Guthrie Bhd.	55,687	69,071
Sunway Bhd.	73,900	99,212
Telekom Malaysia Bhd.	31,159	52,419
Tenaga Nasional Bhd.	70,500	221,459
YTL Corp. Bhd.	86,800	57,337
YTL Power International Bhd.	82,400	82,429
		3,127,612
Mexico–2.08%
Alfa SAB de CV Class A	96,421	77,343
America Movil SAB de CV	482,200	506,068
Arca Continental SAB de CV	13,400	140,743
Cemex SAB de CV	411,200	369,583
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Mexico (continued)
Coca-Cola Femsa SAB de CV	14,300	$118,649
Fibra Uno Administracion SA de CV	74,900	111,081
Fomento Economico Mexicano SAB de CV	45,900	452,271
Gruma SAB de CV Class B	3,940	73,361
Grupo Aeroportuario del Centro Norte SAB de CV	7,900	101,964
Grupo Aeroportuario del Pacifico SAB de CV Class B	10,575	249,063
Grupo Aeroportuario del Sureste SAB de CV Class B	5,060	163,428
Grupo Bimbo SAB de CV	34,300	121,853
Grupo Carso SAB de CV	14,617	105,428
Grupo Comercial Chedraui SA de CV	8,900	70,739
Grupo Financiero Banorte SAB de CV Class O	69,000	692,995
Grupo Financiero Inbursa SAB de CV Class O	49,900	137,737
Grupo Mexico SAB de CV	83,300	724,858
†Industrias Penoles SAB de CV	5,360	239,480
Kimberly-Clark de Mexico SAB de CV Class A	41,700	87,802
Prologis Property Mexico SA de CV	28,029	114,788
Promotora y Operadora de Infraestructura SAB de CV	5,485	75,080
Qualitas Controladora SAB de CV	5,400	49,237
Southern Copper Corp.	2,348	284,953
Wal-Mart de Mexico SAB de CV	138,900	429,135
		5,497,639
Netherlands–0.05%
NEPI Rockcastle NV	16,034	128,393
		128,393
Peru–0.22%
Cia de Minas Buenaventura SAA ADR	4,500	109,485
Credicorp Ltd.	1,800	479,304
		588,789
Philippines–0.38%
Ayala Corp.	6,470	53,672
Ayala Land, Inc.	180,600	75,560
Bank of the Philippine Islands	57,888	114,383
BDO Unibank, Inc.	64,262	146,743
LVIP SSGA Emerging Markets Equity Index Fund–13

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Philippines (continued)
International Container Terminal Services, Inc.	27,530	$223,078
Jollibee Foods Corp.	14,170	52,103
Manila Electric Co.	6,970	63,473
Metropolitan Bank & Trust Co.	50,304	58,774
PLDT, Inc.	1,830	34,588
SM Investments Corp.	6,210	78,425
SM Prime Holdings, Inc.	273,000	105,307
		1,006,106
Poland–0.99%
†Allegro.eu SA	18,793	184,044
†Bank Millennium SA	17,065	67,797
Bank Polska Kasa Opieki SA	5,037	242,104
Budimex SA	359	50,295
†CCC SA	1,517	75,836
CD Projekt SA	1,700	126,518
†Dino Polska SA	13,108	157,780
†KGHM Polska Miedz SA	3,787	166,707
LPP SA	31	150,793
†mBank SA	385	95,332
ORLEN SA	16,007	381,034
†PGE Polska Grupa Energetyczna SA	22,571	66,695
Powszechna Kasa Oszczednosci Bank Polski SA	23,855	462,576
Powszechny Zaklad Ubezpieczen SA	16,481	246,491
Santander Bank Polska SA	1,142	148,553
		2,622,555
Qatar–0.69%
Al Rayan Bank	155,971	101,953
Barwa Real Estate Co.	58,857	43,145
Commercial Bank PSQC	86,439	108,992
Dukhan Bank	47,121	45,891
Industries Qatar QSC	40,898	140,408
Mesaieed Petrochemical Holding Co.	133,187	47,481
Ooredoo QPSC	21,585	81,040
Qatar Electricity & Water Co. QSC	10,939	47,740
Qatar Fuel QSC	16,721	69,254
Qatar Gas Transport Co. Ltd.	79,294	100,179
Qatar International Islamic Bank QSC	26,811	79,895
Qatar Islamic Bank QPSC	48,345	317,343
Qatar National Bank QPSC	124,696	636,323
		1,819,644
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea–10.43%
†Alteogen, Inc.	1,090	$355,811
Amorepacific Corp.	803	69,995
Celltrion, Inc.	4,326	534,641
Coway Co. Ltd.	1,409	98,918
DB Insurance Co. Ltd.	1,291	127,439
Doosan Bobcat, Inc.	1,331	52,650
Doosan Co. Ltd.	202	77,889
†Doosan Enerbility Co. Ltd.	12,226	546,360
†Ecopro BM Co. Ltd.	1,300	104,700
Ecopro Co. Ltd.	2,685	90,804
Hana Financial Group, Inc.	7,662	476,196
Hanjin Kal Corp.	646	46,273
Hankook Tire & Technology Co. Ltd.	2,048	55,979
Hanmi Semiconductor Co. Ltd.	1,180	81,159
Hanwha Aerospace Co. Ltd.	887	699,839
†Hanwha Ocean Co. Ltd.	3,311	260,292
Hanwha Systems Co. Ltd.	2,126	90,159
HD Hyundai Co. Ltd.	1,180	130,695
HD Hyundai Electric Co. Ltd.	626	259,671
HD Hyundai Heavy Industries Co. Ltd.	590	216,564
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	1,161	340,095
†HLB, Inc.	3,113	84,201
HMM Co. Ltd.	6,837	97,703
HYBE Co. Ltd.	604	114,510
Hyosung Heavy Industries Corp.	151	144,214
Hyundai Glovis Co. Ltd.	1,054	124,252
Hyundai Mobis Co. Ltd.	1,603	341,039
Hyundai Motor Co.	3,587	549,663
Hyundai Rotem Co. Ltd.	2,072	323,415
Industrial Bank of Korea	7,658	106,215
Kakao Corp.	8,490	360,646
KakaoBank Corp.	4,456	75,429
KB Financial Group, Inc.	9,766	803,944
Kia Corp.	6,512	467,381
Korea Aerospace Industries Ltd.	1,908	146,869
Korea Electric Power Corp.	6,847	175,927
Korea Investment Holdings Co. Ltd.	1,043	107,790
Korea Zinc Co. Ltd.	111	72,863
Korean Air Lines Co. Ltd.	4,514	73,193
†Krafton, Inc.	772	160,942
KT&G Corp.	2,574	245,099
LG Chem Ltd.	1,346	266,696
LG Corp.	2,364	121,313
†LG Display Co. Ltd.	7,886	80,993
LVIP SSGA Emerging Markets Equity Index Fund–14

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
LG Electronics, Inc.	2,823	$152,111
†LG Energy Solution Ltd.	1,275	315,785
LG H&H Co. Ltd.	246	50,145
LG Uplus Corp.	5,626	61,551
LIG Nex1 Co. Ltd.	353	129,068
LS Electric Co. Ltd.	417	84,556
Meritz Financial Group, Inc.	2,214	179,102
Mirae Asset Securities Co. Ltd.	6,154	93,644
NAVER Corp.	3,896	745,573
NH Investment & Securities Co. Ltd.	2,885	39,932
Orion Corp.	672	49,620
†POSCO Future M Co. Ltd.	947	96,856
POSCO Holdings, Inc.	1,985	390,478
Posco International Corp.	1,573	54,319
†Samsung Biologics Co. Ltd.	484	343,928
Samsung C&T Corp.	2,306	303,402
Samsung Electro-Mechanics Co. Ltd.	1,471	202,871
Samsung Electronics Co. Ltd.	127,788	7,641,505
Samsung Fire & Marine Insurance Co. Ltd.	806	259,370
†Samsung Heavy Industries Co. Ltd.	19,081	297,832
Samsung Life Insurance Co. Ltd.	2,194	244,881
Samsung SDI Co. Ltd.	1,705	249,118
Samsung SDS Co. Ltd.	1,132	132,479
Samyang Foods Co. Ltd.	117	127,503
Shinhan Financial Group Co. Ltd.	11,876	599,281
†SK Biopharmaceuticals Co. Ltd.	836	60,419
SK Hynix, Inc.	14,738	3,650,230
SK Innovation Co. Ltd.	1,855	132,873
†SK Square Co. Ltd.	2,559	367,513
SK Telecom Co. Ltd.	1,504	58,207
SK, Inc.	947	141,741
†S-Oil Corp.	1,176	52,302
Woori Financial Group, Inc.	18,247	337,486
Yuhan Corp.	1,492	126,651
		27,532,758
Russia–0.00%
†=πAlrosa PJSC	238,813	0
†=πGazprom PJSC	958,422	0
†=πGazprom PJSC ADR	40,705	0
†=πGMK Norilskiy Nickel PAO	595,900	0
†=πInter RAO UES PJSC	3,556,000	0
†=πLUKOIL PJSC	39,222	0
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Russia (continued)
†=πMoscow Exchange MICEX-RTS PJSC	149,010	$0
†=πNovatek PJSC GDR	8,045	0
†=πNovolipetsk Steel PJSC	139,160	0
†=πPhosAgro PJSC	80	0
†=πPhosAgro PJSC GDR	12,445	0
†=πPolyus PJSC	31,720	0
†=πRosneft Oil Co. PJSC	109,202	0
†=πSberbank of Russia PJSC	1,018,280	0
†=πSeverstal PAO	19,447	0
†=πSurgutneftegas PAO	697,800	0
†=πTatneft PJSC	132,700	0
†=πVK IPJSC GDR	12,642	0
†=πVTB Bank PJSC	58,436	0
		0
Saudi Arabia–3.26%
†ACWA Power Co.	4,175	238,352
Ades Holding Co.	8,957	38,907
Al Rajhi Bank	53,028	1,515,813
†Al Rajhi Co. for Co-operative Insurance	949	30,695
Alinma Bank	33,148	236,885
Almarai Co. JSC	13,049	175,021
Arab National Bank	25,071	165,192
Arabian Internet & Communications Services Co.	690	47,359
Bank AlBilad	19,270	148,191
†Bank Al-Jazira	18,394	62,880
Banque Saudi Fransi	32,258	153,540
Bupa Arabia for Cooperative Insurance Co.	2,140	94,098
Co. for Cooperative Insurance	1,883	68,286
Dallah Healthcare Co.	896	36,005
†Dar Al Arkan Real Estate Development Co.	14,982	79,660
Dr. Sulaiman Al Habib Medical Services Group Co.	2,341	168,543
Elm Co.	640	152,824
Etihad Etisalat Co.	10,063	181,258
†Jabal Omar Development Co.	16,268	84,069
Jarir Marketing Co.	13,142	48,886
Makkah Construction & Development Co.	2,757	65,576
Mouwasat Medical Services Co.	2,219	43,579
Nahdi Medical Co.	754	23,926
Riyad Bank	40,276	292,120
SABIC Agri-Nutrients Co.	6,293	200,023
LVIP SSGA Emerging Markets Equity Index Fund–15

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Saudi Arabia (continued)
Sahara International Petrochemical Co.	8,308	$45,193
SAL Saudi Logistics Services	1,013	48,892
†Saudi Arabian Mining Co.	36,879	629,368
Saudi Arabian Oil Co.	164,185	1,077,872
Saudi Aramco Base Oil Co.	1,130	26,862
Saudi Awwal Bank	27,367	234,103
Saudi Basic Industries Corp.	24,273	398,380
Saudi Electricity Co.	21,318	86,347
Saudi Investment Bank	16,767	63,756
Saudi National Bank	79,136	826,769
†Saudi Research & Media Group	1,079	52,508
Saudi Tadawul Group Holding Co.	1,054	57,897
Saudi Telecom Co.	53,819	632,591
Yanbu National Petrochemical Co.	7,219	67,258
		8,599,484
South Africa–2.99%
Absa Group Ltd.	23,087	242,086
Bid Corp. Ltd.	8,730	218,503
Bidvest Group Ltd.	9,331	114,447
Capitec Bank Holdings Ltd.	2,338	470,308
Clicks Group Ltd.	5,901	120,425
Discovery Ltd.	14,545	165,916
E Media Holdings Ltd.	5,559	579
FirstRand Ltd.	135,728	610,344
Gold Fields Ltd.	24,077	1,016,462
Harmony Gold Mining Co. Ltd.	15,552	283,538
Impala Platinum Holdings Ltd.	24,464	312,422
MTN Group Ltd.	47,442	398,326
Naspers Ltd. Class N	4,235	1,533,791
Nedbank Group Ltd.	12,387	153,134
Old Mutual Ltd.	118,303	91,450
OUTsurance Group Ltd.	23,272	96,619
Pepkor Holdings Ltd.	95,954	135,069
Remgro Ltd.	13,249	128,677
Sanlam Ltd.	48,922	236,792
†Sasol Ltd.	15,396	95,799
Shoprite Holdings Ltd.	13,534	214,734
†Sibanye Stillwater Ltd.	77,019	219,819
Standard Bank Group Ltd.	36,064	493,640
Valterra Platinum Ltd.	5,747	411,098
Vodacom Group Ltd.	16,942	130,758
		7,894,736
Taiwan–19.22%
Accton Technology Corp.	14,000	480,018
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
Acer, Inc.	82,000	$83,270
Advantech Co. Ltd.	12,951	135,552
Airtac International Group	3,696	91,315
Alchip Technologies Ltd.	2,000	227,377
ASE Technology Holding Co. Ltd.	90,000	484,284
Asia Cement Corp.	56,000	70,096
Asia Vital Components Co. Ltd.	9,000	289,684
Asustek Computer, Inc.	19,000	418,302
AUO Corp.	165,000	73,898
†Caliway Biopharmaceuticals Co. Ltd.	27,000	164,332
Catcher Technology Co. Ltd.	15,000	89,819
Cathay Financial Holding Co. Ltd.	260,154	559,948
Chailease Holding Co. Ltd.	40,343	147,590
Chang Hwa Commercial Bank Ltd.	166,323	107,233
Cheng Shin Rubber Industry Co. Ltd.	48,000	59,295
China Airlines Ltd.	76,000	51,992
China Steel Corp.	320,000	203,688
Chunghwa Telecom Co. Ltd.	103,000	451,161
Compal Electronics, Inc.	108,000	114,811
CTBC Financial Holding Co. Ltd.	449,000	632,000
Delta Electronics, Inc.	52,000	1,457,051
E Ink Holdings, Inc.	23,000	181,492
E.Sun Financial Holding Co. Ltd.	395,171	432,409
Eclat Textile Co. Ltd.	5,000	71,937
Elite Material Co. Ltd.	8,000	321,543
eMemory Technology, Inc.	2,000	132,227
Eva Airways Corp.	69,000	86,256
Evergreen Marine Corp. Taiwan Ltd.	30,986	181,984
Far Eastern New Century Corp.	81,000	73,883
Far EasTone Telecommunications Co. Ltd.	45,000	130,520
Feng TAY Enterprise Co. Ltd.	14,193	57,279
First Financial Holding Co. Ltd.	310,313	303,919
Formosa Chemicals & Fibre Corp.	97,000	94,683
Formosa Plastics Corp.	102,000	129,014
Fortune Electric Co. Ltd.	3,840	73,202
Fubon Financial Holding Co. Ltd.	229,288	664,287
LVIP SSGA Emerging Markets Equity Index Fund–16

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
Gigabyte Technology Co. Ltd.	15,000	$147,155
Global Unichip Corp.	2,000	87,932
Globalwafers Co. Ltd.	7,000	107,143
Hon Hai Precision Industry Co. Ltd.	337,000	2,388,346
Hotai Motor Co. Ltd.	8,320	161,879
Hua Nan Financial Holdings Co. Ltd.	243,931	236,904
Innolux Corp.	192,930	91,154
International Games System Co. Ltd.	6,000	154,931
Inventec Corp.	69,000	103,575
Jentech Precision Industrial Co. Ltd.	2,500	197,684
KGI Financial Holding Co. Ltd.	437,378	214,542
King Slide Works Co. Ltd.	1,000	107,947
Largan Precision Co. Ltd.	3,000	231,314
Lite-On Technology Corp.	57,000	322,610
Lotes Co. Ltd.	2,000	101,385
MediaTek, Inc.	41,000	1,768,981
Mega Financial Holding Co. Ltd.	321,887	448,855
Micro-Star International Co. Ltd.	19,000	72,314
Nan Ya Plastics Corp.	136,000	176,035
Nien Made Enterprise Co. Ltd.	5,000	69,640
Novatek Microelectronics Corp.	16,000	223,899
Pegatron Corp.	52,000	120,795
PharmaEssentia Corp.	8,877	149,998
Pou Chen Corp.	1,609	1,523
President Chain Store Corp.	15,000	122,055
Quanta Computer, Inc.	73,000	694,599
Realtek Semiconductor Corp.	13,000	234,595
Ruentex Development Co. Ltd.	1,714	1,665
Shanghai Commercial & Savings Bank Ltd.	103,190	142,370
SinoPac Financial Holdings Co. Ltd.	301,913	247,648
Synnex Technology International Corp.	33,000	68,430
Taiwan Business Bank	185,175	95,692
Taiwan Cooperative Financial Holding Co. Ltd.	294,884	238,496
Taiwan High Speed Rail Corp.	55,000	50,709
Taiwan Mobile Co. Ltd.	45,000	160,936
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
Taiwan Semiconductor Manufacturing Co. Ltd.	665,000	$28,473,817
TCC Group Holdings Co. Ltd.	180,050	141,781
TS Financial Holding Co. Ltd.	575,688	339,996
Unimicron Technology Corp.	36,000	178,949
Uni-President Enterprises Corp.	129,000	331,833
United Microelectronics Corp.	308,000	460,312
Vanguard International Semiconductor Corp.	29,111	97,425
Voltronic Power Technology Corp.	2,000	60,831
Wan Hai Lines Ltd.	18,190	44,344
Wistron Corp.	81,000	373,400
Wiwynn Corp.	3,000	326,301
WPG Holdings Ltd.	40,000	86,751
Yageo Corp.	43,592	243,147
Yang Ming Marine Transport Corp.	49,000	85,209
Yuanta Financial Holding Co. Ltd.	288,869	330,307
Zhen Ding Technology Holding Ltd.	19,000	103,484
		50,748,974
Thailand–1.01%
Advanced Info Service PCL NVDR	28,105	252,386
Airports of Thailand PCL NVDR	120,623	150,755
Bangkok Dusit Medical Services PCL NVDR	298,373	188,756
Bumrungrad Hospital PCL NVDR	15,658	84,801
Central Pattana PCL NVDR	56,236	97,183
Charoen Pokphand Foods PCL NVDR	99,477	68,457
CP ALL PCL NVDR	144,653	210,920
CP Axtra PCL NVDR	59,593	41,378
Delta Electronics Thailand PCL	84,402	412,829
†Gulf Development PCL	51,332	68,907
†Gulf Development PCL NVDR	68,627	92,124
Kasikornbank PCL NVDR	16,506	85,319
Krung Thai Bank PCL NVDR	95,845	73,352
Minor International PCL NVDR	95,783	68,279
PTT Exploration & Production PCL NVDR	37,802	134,736
LVIP SSGA Emerging Markets Equity Index Fund–17

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Thailand (continued)
PTT PCL NVDR	272,222	$279,320
SCB X PCL NVDR	23,370	92,672
Siam Cement PCL NVDR	20,679	146,773
TMBThanachart Bank PCL	619,155	36,303
†True Corp. PCL NVDR	291,185	93,452
		2,678,702
Turkey–0.45%
Akbank TAS	84,471	127,385
Aselsan Elektronik Sanayi Ve Ticaret AS	36,687	189,712
BIM Birlesik Magazalar AS	11,989	156,000
Eregli Demir ve Celik Fabrikalari TAS	94,057	66,509
Ford Otomotiv Sanayi AS	18,102	43,125
Haci Omer Sabanci Holding AS	31,211	65,159
KOC Holding AS	21,484	89,342
Turk Hava Yollari AO	15,213	115,258
Turkcell Iletisim Hizmetleri AS	29,504	69,436
Turkiye Is Bankasi AS Class C	238,566	81,191
Turkiye Petrol Rafinerileri AS	24,987	112,082
†Yapi ve Kredi Bankasi AS	90,389	73,786
		1,188,985
United Arab Emirates–1.42%
Abu Dhabi Commercial Bank PJSC	79,742	316,532
Abu Dhabi Islamic Bank PJSC	39,539	234,454
Abu Dhabi National Oil Co. for Distribution PJSC	75,030	77,623
ADNOC Drilling Co. PJSC	85,007	130,298
Adnoc Gas PLC	161,881	156,017
Aldar Properties PJSC	104,765	270,394
Americana Restaurants International PLC - Foreign Co.	71,017	38,089
Dubai Electricity & Water Authority PJSC	155,501	114,730
Dubai Islamic Bank PJSC	77,753	202,794
Emaar Development PJSC	28,439	104,138
Emaar Properties PJSC	180,427	641,040
Emirates NBD Bank PJSC	50,181	331,985
Emirates Telecommunications Group Co. PJSC	94,184	483,094
First Abu Dhabi Bank PJSC	119,248	507,763
†Multiply Group PJSC	91,694	72,645
Salik Co. PJSC	47,318	77,424
		3,759,020
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom–0.42%
Anglogold Ashanti PLC	13,547	$951,922
†Metlen Energy & Metals PLC	2,762	154,678
		1,106,600
United States–0.26%
†BeOne Medicines Ltd. Class H	23,100	609,117
†Legend Biotech Corp. ADR	2,100	68,481
		677,598
Total Common Stock (Cost $148,556,160)		249,747,747
ΔPREFERRED STOCKS–1.67%
Brazil–1.14%
Banco Bradesco SA 8.71%	147,971	492,658
Centrais Eletricas Brasileiras SA 6.97%	7,400	77,389
Cia Energetica de Minas Gerais 13.13%	46,116	96,092
Cia Paranaense de Energia - Copel 6.34%	30,500	74,097
Gerdau SA 3.85%	36,850	115,281
Itau Unibanco Holding SA 6.71%	145,520	1,067,151
Itausa SA 8.88%	157,355	340,890
Petroleo Brasileiro SA - Petrobras 9.59%	126,900	747,488
		3,011,046
Chile–0.06%
†Sociedad Quimica y Minera de Chile SA	3,777	162,975
		162,975
India–0.00%
†=TVS Motor Co. Ltd. 6.00% 9/1/26	25,712	2,896
		2,896
Republic of Korea–0.47%
Hyundai Motor Co. 7.87%	952	112,974
Hyundai Motor Co. 8.00%	591	68,702
Samsung Electronics Co. Ltd. 2.19%	21,933	1,037,989
		1,219,665
Russia–0.00%
†=πSurgutneftegas PAO	640,200	0
		0
Total Preferred Stocks (Cost $3,345,412)		4,396,582
LVIP SSGA Emerging Markets Equity Index Fund–18

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔWARRANTS–0.00%
Malaysia–0.00%
†=YTL Corp. Bhd. exp 6/02/28 exercise price MYR 1.5000	20,620	$6,272
†=YTL Power International Bhd. exp 6/02/28 exercise price MYR 2.4500	13,360	5,587
Total Warrants (Cost $0)		11,859

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–2.98%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 4.09%)	7,864,634	$7,864,634
Total Money Market Fund (Cost $7,864,634)		7,864,634

TOTAL INVESTMENTS–99.25% (Cost $159,766,206)	262,020,822
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.75%	1,980,957
NET ASSETS APPLICABLE TO 19,867,942 SHARES OUTSTANDING–100.00%	$264,001,779

ΔSecurities have been classified by country of origin.
†Non-income producing.
=The value of this security was determined using significant unobservable inputs.
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At September 30, 2025, the aggregate value of restricted securities was $0, which represented 0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Alrosa PJSC	10/31/2018	$326,421	$0
Gazprom PJSC	10/31/2018	2,374,958	0
Gazprom PJSC ADR	10/31/2018	182,671	0
GMK Norilskiy Nickel PAO	10/31/2018	1,093,007	0
Inter RAO UES PJSC	10/31/2018	220,154	0
LUKOIL PJSC	10/31/2018	3,036,022	0
Moscow Exchange MICEX-RTS PJSC	10/31/2018	222,248	0
Novatek PJSC GDR	2/17/2021	1,327,703	0
Novolipetsk Steel PJSC	10/31/2018	331,713	0
PhosAgro PJSC	4/26/2022	1,013	0
PhosAgro PJSC GDR	4/26/2022	157,510	0
Polyus PJSC	10/31/2018	243,731	0
Rosneft Oil Co. PJSC	10/31/2018	765,027	0
Sberbank of Russia PJSC	10/31/2018	3,026,893	0
Severstal PAO	10/31/2018	284,734	0
Surgutneftegas PAO	10/31/2018	311,071	0
Surgutneftegas PAO	10/31/2018	371,776	0
Tatneft PJSC	10/31/2018	1,490,294	0
VK IPJSC GDR	2/17/2021	330,604	0
VTB Bank PJSC	10/31/2018	165,967	0
Total		$16,263,517	$0
LVIP SSGA Emerging Markets Equity Index Fund–19

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)

The following futures contracts and swap contracts were outstanding at September 30, 2025:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
83	ICE U.S. MSCI Emerging Markets Index Futures	$5,642,755	$5,574,819	12/19/25	$67,936	$—
Swap Contract
Total Return Swap (TRS) Contract
Counterparty/ Swap Obligation	Notional Amount[2]	Floating Interest Paid (Received)	Termination Date	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
UBS- Receive amounts based on MSCI China A Inclusion Net Return Index and pay variable quarterly payments based on SOFR12M3	6,547,676	1.36%	10/21/25	$952,969	$952,969	$—

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2025.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3] The MSCI China A Index captures large and mid-cap representation across China securities listed on the Shanghai and Shenzhen exchanges. The index is designed for international investors and is calculated using China A Stock Connect listings based on the offshore
RMB exchange rate (CNH).

Summary of Abbreviations:
ADR–American Depositary Receipt
CMPC–Coût Moyen Pondéré du Capital
COPEC–Compañia de Petroleos de Chile
GDR–Global Depository Receipt
ICE–Intercontinental Exchange
LNG–Liquefied Natural Gas
MSCI–Morgan Stanley Capital International
NVDR–Non-Voting Depository Receipt
PJSC–Public Joint Stock Company
QSC–Qatari Shareholding Company
SOFR12M–Secured Overnight Financing Rate 12 Months
MYR–Malaysian Ringgit
LVIP SSGA Emerging Markets Equity Index Fund–20